Unaudited Condensed Consolidated Interim Statement of Financial Position - GBP (£) £ in Thousands	Oct. 31, 2018	Jan. 31, 2018	[1]
Non-current assets
Goodwill	£ 1,814	£ 2,478
Intangible assets	10,826	14,785
Property, plant and equipment	630	809
Non-current assets	13,270	18,072
Current assets
Prepayments and other receivables	12,816	11,134
Current tax receivable	5,698	4,654
Cash and cash equivalents	13,044	20,102
Current assets	31,558	35,890
Total assets	44,828	53,962
Non-current liabilities
Deferred revenue	(956)	(27,270)
Financial liabilities on funding arrangements	0	(3,090)
Provisions for other liabilities and charges	(1,785)	(1,641)
Deferred tax liability	(1,706)	(2,379)
Non-current liabilities	(4,447)	(34,380)
Current liabilities
Trade and other payables	(5,312)	(8,932)
Deferred revenue	(6,175)	(13,834)
Contingent consideration	(860)	0
Current liabilities	(12,347)	(22,766)
Total liabilities	(16,794)	(57,146)
Net assets / (liabilities)	28,034	(3,184)
EQUITY
Share capital	823	736
Share premium account	74,394	60,237
Share-based payment reserve	11,006	6,743
Merger reserve	3,027	3,027
Special reserve	19,993	19,993
Currency translation reserve	62	37
Accumulated losses reserve	(81,271)	(93,957)
Total equity / (deficit)	£ 28,034	£ (3,184)	[2]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’